OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other long-term assets
Other long term assets comprise the following items:

(in thousands of $)	2021	2020
Capital improvements in progress	591	10,099
Collateral deposits on swap agreements	10,368	398
Value of acquired charter-out contracts, net	7,607	10,503
Other	566	961
Total other long-term assets	19,132	21,961